Geographical Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Long-lived assets	3,534,908	3,391,573	3,485,146
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	1,774,573	1,834,003	1,864,513
Long-lived assets	1,048,402	1,053,168	1,113,386
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	3,099,810	3,504,765	3,294,758
Long-lived assets	1,889,567	1,766,814	1,767,879
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to external customers	3,073,712	3,598,099	3,419,903
Long-lived assets	¥ 596,939	¥ 571,591	¥ 603,881